Taxation (Tables)	12 Months Ended
Dec. 31, 2023
TAXATION [Abstract]
Components of income before income taxes
The components of income before income taxes are as follows (in thousands):

	Year ended December 31,
	2021	2022	2023

Income/(loss) before income tax expense
Income/(loss) from Chinese mainland operations	$153,708	$37,146	$(22,560)
Income/(loss) from non-Chinese mainland operations	(22,141)	3,459	16,910

Total income/(loss) before income tax expense from continuing operations	$131,567	$40,605	$(5,650)

Income tax expense applicable to Chinese mainland operations
Current tax	$31,089	$27,735	$22,701
Deferred tax	26,207	22,524	24,728

Subtotal income tax expense applicable to Chinese mainland operations	57,296	50,259	47,429
Non-Chinese mainland income tax expense	4,817	7,534	12,850
Non-Chinese mainland withholding tax expense	183	153	141

Total income tax expense from continuing operations	$62,296	$57,946	$60,420

Combined effects of the income tax exemption and reduction available
The combined effects of the income tax exemption and reduction available to the Group are as follows (in thousands, except per share data):

	Year Ended December 31,
	2021	2022	2023

Tax holiday effect	$1,635	$(6,282)	$(18,961)
Basic net income/(loss) per share effect	0.04	(0.18)	(0.56)

Reconciliation between the U.S. federal statutory rate and the Group's effective tax rate
The following is reconciliation between the statutory rate and the Group’s effective tax rate. For 2021, 2022 and 2023, the statutory rate represented the Chinese mainland statutory rate of 25%. The table does not reflect any accruals related to the Toll Charge. See “
U.S. Corporate Income Tax
” and “
Treatment of Toll Charge Related to the U.S. TCJA.
”

	Year Ended December 31,
	2021	2022	2023

Statutory Rate:	25%	25%	25%
Effect of tax holidays applicable to subsidiaries and consolidated VIEs (1)	(1%)	15%	(335%)
Tax differential from statutory rate applicable to subsidiaries and consolidated VIEs	3%	0%	44%
Effect of withholding taxes	19%	56%	(331%)
Changes in valuation allowance for deferred tax assets	31%	116%	(1,077%)
Research and development super-deduction (2)	(19%)	(85%)	737%
Others	(14%)	(3%)	95%

	44%	124%	(842%)

Note (1): The change in the regular 25%
rate of income tax to preferential income tax rates that Changyou’s subsidiaries and VIEs were entitled to as Software Enterprises for 2021 and 2022 was included in the “Effect of tax holidays applicable to subsidiaries and consolidated VIEs” in the above table.
Note (2): Under Chinese mainland regulations issued in September 2022 that were applicable from October 1, 2022 to December 31, 2022, additional research and development expenses were eligible for deduction from taxable income.

Deferred tax assets and liabilities
Significant components of the Group’s deferred tax assets and liabilities consist of the following (in thousands):

	As of December 31,
	2022	2023

Deferred tax assets:
Net operating loss from operations	$321,230	$367,024
Accrued bonus and commissions	4,724	3,475
Intangible assets transfer	337	237
Others	9,938	9,472

Total deferred tax assets	336,229	380,208
Less: Valuation allowance	(320,589)	(371,532)

Net deferred tax assets	$15,640	$8,676

Deferred tax liabilities
Withholding tax for dividend	$(239,013)	$(253,482)
Others	(8,800)	(8,033)

Total deferred tax liabilities	$(247,813)	$(261,515)

Movement of the valuation allowances
The following table sets forth the movement of the valuation allowances for deferred tax assets for the years presented (in thousands):

	For the Year Ended December 31,
	2021	2022	2023

Beginning balance	$326,755	$289,097	$320,589
Provision for the year	45,787	69,087	60,554
Reversal for the year	(91,019)	(12,844)	(4,134)
Foreign currency translation adjustment	7,574	(24,751)	(5,477)

Ending balance	$289,097	$320,589	$371,532

Uncertain tax positions
The following table summarizes the Group’s unrecognized tax benefit from January 1, 2021 to December 31, 2023 (in thousands):

	As of December 31,
	2021	2022	2023

Beginning balance	$188,760	$193,918	$200,228
Increases related to prior year tax positions	4,827	7,534	12,850
Foreign currency translation adjustment	331	(1,224)	(219)

Ending balance	$193,918	$200,228	$212,859